RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2017	Jun. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jul. 07, 2022	Jun. 14, 2022
Related Party Transaction [Line Items]
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold				$ 150,000		$ 300,000
Compensation owed to related parties				78,690		78,690	$ 57,099
Accrued compensation				134,013		141,997	90,834
Employee-related liabilities, current				3,281		3,281	50,000
Advance from related party for operating expenses						$ 140,000
Eco growth repayment						Eco Growth repaid The Company approximately $270,000 in repayment of the current year advances, $140,000, and prior year balance of $80,000. At December 31, 2022, The Company owes Eco Growth approximately $50,000.
William Delgado [Member]
Related Party Transaction [Line Items]
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold				120,000		$ 240,000
Accrued compensation				(4,321)		21,163	0
Long-Term Debt, Gross		$ 20,000	$ 20,000
Debt interest		$ 2,000
Debt Instrument, Maturity Date	Dec. 31, 2021	Dec. 31, 2022	Aug. 31, 2018
Repayments of debt		$ 22,000		22,000
Employee-related liabilities, current						3,300	50,000
Mr. Delgado [Member]
Related Party Transaction [Line Items]
Accrued compensation						21,000
Advance from related party for operating expenses						9,000
William J Delgado [Member]
Related Party Transaction [Line Items]
Convertible Notes Payable									$ 27,175
Accrued compensation				4,321		21,630	0
Mr. Delgado [Member]
Related Party Transaction [Line Items]
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold					$ 75,218
Compensation owed to related parties				3,281				$ 11,957
Eco Growth Strategies Inc [Member]
Related Party Transaction [Line Items]
Due from related party				42,035
Due to related parties				9,624
Jerome Gomolski [Member]
Related Party Transaction [Line Items]
Accrued compensation				$ 138,334		$ 120,834	90,834
Mr Delgado [Member]
Related Party Transaction [Line Items]
Repayments of debt							390,000
Reimbursed amount							$ 55,000